Components of Lease Costs (Details) $ in Millions	12 Months Ended
Oct. 03, 2020 USD ($)
Amortization of Right-of-Use Assets	$ 37
Interest on Lease Liabilities	16
Operating Lease Cost	899
Variable Fees and Other	491 [1]
Lease, Cost	$ 1,443

[1]	Includes variable lease payments related to our operating and finance leases and costs of Short-term leases, net of sublease income.